Share-Based Compensation (Tables)	3 Months Ended
Jan. 31, 2022
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Schedule of Assumptions Used for Estimating the Fair Value of Options
The following table summarizes the assumptions used for estimating the fair value of options for the three months ended January 31, 2022 and January 31, 2021.
Assumptions Used for Estimating the Fair Value of Options

(in Canadian dollars, except as noted)	For the three months ended
	January 31 2022	January 31 2021
Risk-free interest rate	1.47%	0.71%
Option contractual life	10.0 years	10.0 years
Expected volatility 1	17.89%	18.50%
Expected dividend yield	3.66%	3.61%

Exercise price/share price	$95.33	$71.88

1	Expected volatility is calculated based on the average daily volatility measured over a historical period.